CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Detail Textuals) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 25, 2021 USD ($) shares	Nov. 30, 2019 USD ($)	Mar. 31, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 04, 2021 ₪ / shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Common stock, par value | ₪ / shares							₪ 0.01
Common stock, shares authorized				900,000,000	89,631,512
Amount of initial public offering | $				$ 263,922	$ 0	$ 0
Amount of preferred stock liquidation preference | $	$ 310,490
Convertible preferred shares issued				0	58,724,580
Convertible preferred shares outstanding	59,180,522			0	58,724,580
Preferred Stock, Convertible, Terms	an equivalent number of ordinary shares on a one-to-one
Preferred stock, no par value | $ / shares				$ 0	$ 0
Number of ordinary shares available for grant				7,857,017	143,337
Expiration period of options granted			10 years
Vesting period of options			4 years
Unrecognized compensation cost | $				$ 74,197
Period of weighted-average non-vested share-based compensation arrangements				3 years 8 months 1 day
Weighted-average grant date fair value of options granted | $ / shares				$ 13.31	$ 5.62	$ 0.97
Exercise of options granted to non-employees				50,000
Incremental share-based compensation expense | $					$ 8,536	$ 1,935
Deemed dividend to ordinary shareholders | $				$ 0	$ 4,569	$ 0
Restricted Share Units
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Stock compensation expenses related to employees | $				$ 57,244
Period of weighted-average non-vested share-based compensation arrangements				3 years 8 months 12 days
Weighted-average grant date fair value of options granted | $ / shares				$ 26.18
Employee Share Purchase Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unrecognized compensation cost | $				$ 452
Period of weighted-average non-vested share-based compensation arrangements				2 months 12 days
Reserved for issuance of employee stock purchase plan				1,824,988
Share purchase agreement
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total amount of consideration of convertible preferred stock | $		$ 45,000
Total amount of funding requests | $		$ 35,000
Preferred shares F
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	3,806,883
Convertible preferred shares outstanding				0	3,806,883
Preferred shares F | Share purchase agreement
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued	455,942
Consideration of convertible preferred stock | $	$ 10,000
Preferred shares E-3
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	3,809,323
Convertible preferred shares outstanding				0	3,809,323
Preferred shares E-2
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	4,669,496
Convertible preferred shares outstanding				0	4,669,496
Preferred shares E-1
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	3,471,763
Convertible preferred shares outstanding				0	3,471,763
Preferred shares E
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	10,730,904
Convertible preferred shares outstanding				0	10,730,904
Preferred shares D
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	11,497,425
Convertible preferred shares outstanding				0	11,497,425
Preferred shares C
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	10,389,120
Convertible preferred shares outstanding				0	10,389,120
Preferred shares B-2
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	788,738
Convertible preferred shares outstanding				0	788,738
Preferred shares B-1
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued				0	5,815,630
Convertible preferred shares outstanding				0	5,815,630